Revenue Recognition (Details) - BFLY Operations Inc - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Amount of revenue recognized	$ 3.2	$ 0.2
Remaining performance obligations	$ 15.4
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligations as revenue	65.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage of remaining performance obligations as revenue	35.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	2 years